Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (1,721)	$ 933
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains (losses) on securities designated as available for sale during the year, net of taxes (benefits) of $30 and $(142) in 2024 and 2023, respectively	91	(427)
Comprehensive income (loss)	$ (1,630)	$ 506